Cover	Sep. 16, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 16, 2024
Entity Registrant Name	ZENTALIS PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39263
Entity Tax Identification Number	82-3607803
Entity Address, Address Line One	10275 Science Center Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	263-4333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ZNTL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001725160
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Address Line One	10275 Science Center Drive